Loans and asset quality - Loan Distribution and Industry Concentrations (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 54,953	$ 56,564
Unearned income on lease financings	313	358
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,800
Financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	12,500
Wealth management loans and mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	16,190	15,965
Other residential mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	494	594
Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	2,700	5,500
Margin loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	13,400	13,500
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	42,548	45,044
Domestic | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,442	1,949
Domestic | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	5,575	4,787
Domestic | Financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	4,852	5,091
Domestic | Lease financings
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	537	706
Domestic | Wealth management loans and mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	16,050	15,843
Domestic | Other residential mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	494	594
Domestic | Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	524	1,550	$ 963
Domestic | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,167	1,181	1,131
Domestic | Margin loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	11,907	13,343	$ 15,689
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	12,405	11,520
Foreign | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	347	183
Foreign | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	7	0
Foreign | Financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	7,626	6,492
Foreign | Lease financings
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	576	551
Foreign | Wealth management loans and mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	140	122
Foreign | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	2,230	4,031
Foreign | Margin loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 1,479	$ 141